Commitments (Details)		1 Months Ended		12 Months Ended
	Aug. 28, 2018 USD ($)	Aug. 31, 2022 shares	Aug. 31, 2021 CAD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 28, 2018 $ / shares shares
Commitments [Line Items]
Share warrants				11,628,178	12,452,178	4,521,605	4,212,026
Exercise price (in dollar per share) | $ / shares				$ 4.94
Exercised (in shares)				503,672	3,675,283	65,191
Consultants Agreements
Commitments [Line Items]
Commitments | $				$ 104,815
Caro Development Agreement
Commitments [Line Items]
Common shares allotted								824,000
Share warrants								824,000
Exercise price (in dollar per share) | $ / shares								$ 4
Exclusive Supply Agreement payment | $	$ 400,000
Exercised (in shares)		(503,672)	503,672
Warrant exercised into common shares, carrying value | $			$ 2,014,688
Exclusive Supply Agreement
Commitments [Line Items]
Commitments | $				$ 947,567